Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Revenue from contract with customers	$ (5,904,877)	$ (3,204,988)
Revenue from service [member]
Significant Accounting Policies [Line Items]
Revenue from contract with customers	$ 0	$ 0	$ 0